N-2	Nov. 26, 2024
Cover [Abstract]
Entity Central Index Key	0001859001
Amendment Flag	false
Document Type	POS EX
Entity Registrant Name	WISDOMTREE DIGITAL TRUST
Entity Address, Address Line One	250 West 34th Street
Entity Address, Address Line Two	3rd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10119
City Area Code	866
Local Phone Number	909-9473
Entity Well-known Seasoned Issuer	No
Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	250 West 34th Street
Entity Address, Address Line Two	3rd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10119
Contact Personnel Name	RYAN M. LOUVAR